Stock Incentive Plans	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Stock Incentive Plans [Abstract]
STOCK INCENTIVE PLANS

11 - STOCK INCENTIVE PLANS

In September 2014, the Private Veea’s Board of Directors adopted the Max2 Inc. Equity Incentive Plan (“2014 Plan”). Upon adoption of the 2014 Plan, the aggregate number of shares of Common Stock reserved for awards under the Plan were 1,250,000. In September 2018, Private Veea’s Board of Directors adopted the Veea Inc. 2018 Equity Incentive Plan (“2018 Plan” and collectively with the 2014 Plan, the “Private Veea Plans”). Upon adoption of the 2018 Plan, 4,900,000 shares of the Common Stock were reserved for the issuance of incentive awards. In January 2021, the 2018 Plan was amended to increase the total number of authorized shares reserved for issuance to 12,492,910. Under the Private Veea Plans, option awards were generally granted with an exercise price equal to the fair market value of the Company’s stock at the date of grant; those option awards generally vested with a range of one to four years of continuous service and had ten-year contractual terms. Certain option awards provided for accelerated vesting if there was a change in control, as defined in the Private Veea Plans. The Private Veea Plans also permitted the granting of restricted stock and other stock-based awards. Unexercised options were cancelled upon termination of employment and became available for reissuance under the Private Veea Plans.

On June 4, 2024, the stockholders of the Company approved the Veea Inc. 2024 Incentive Award Plan (the “2024 Incentive Plan”, collectively with the Private Veea Plans, the “Plans”), which became effective upon the Closing. The Company initially reserved 4,460,437 shares of Common Stock for the issuance of awards under the 2024 Incentive Plan (“Initial Limit”). The Initial Limit represented 10% of the aggregate number of shares of the Common Stock outstanding immediately after the Closing plus the number of shares of Common Stock issuable under the 2014 Plan and the 2016 Plan and is subject to increase each year over a ten-year period. The 2024 Incentive Plan provides for the grant of stock options, which may be ISOs or non-statutory stock options (“NSOs”), stock appreciation rights (“SARs”), restricted shares, restricted stock units (“RSUs”) and other stock or cash-based awards that the Administrator determines are consistent with the purpose of the 2024 Incentive Plan. As of September 30, 2025, the Company had 464,776 shares available for grant.

On June 4, 2024, the stockholders of the Company approved Veea Inc. 2024 Employee Stock Purchase Plan (the “ESPP”), which became effective upon the Closing. An aggregate of 1,070,603 shares of Common Stock has been reserved for issuance or transfer pursuant to rights granted under the ESPP (“Aggregate Number”). The Aggregate Number represented 3% of the aggregate number of shares of Common Stock outstanding immediately after the Closing and is subject to increase each year over a ten-year period. The ESPP provides eligible employees with an opportunity to purchase Common Stock from the Company at a discount through accumulated payroll deductions. The ESPP will be implemented through a series of offerings of purchase rights to eligible employees. Under the ESPP, the Company’s Board of Directors may specify offerings but generally provides for a duration of 12 months. The purchase price will be specified pursuant to the offering, but cannot, under the terms of the ESPP, be less than 85% of the lower of the fair market value per share of the Common Stock on either the offering date or on the purchase date. As of September 30, 2025, there have not yet been any offering periods available to purchase Common Stock under the ESPP.

In connection with the Business Combination, each Private Veea option that was outstanding immediate prior to Closing, whether vested or unvested, was exchanged for a stock option under the 2024 Plan (each an “Exchanged Option”) to acquire a number of shares of Common Stock equal to the product of (i) the number of shares of Private Veea’s common stock subject to such Private Veea option immediately prior to the Business Combination and (ii) the Exchange Ratio, at an exercise price per share equal to (A) the exercise price per share of such Private Veea option immediately prior to the consummation of the Business Combination, divided by (B) the Exchange Ratio. Following the Business Combination, each Exchanged Option continues to be governed by the same terms and conditions (including vesting and exercisability terms) as were applicable to the corresponding former Private Veea option immediately prior to the consummation of the Business Combination. Unvested Private Veea options did not accelerate nor vest on the consummation of the Business Combination. All stock option activity was retroactively restated to reflect the effect of the Exchange Ratio. Generally, stock options vest 25% on the first anniversary of the vesting commencement date and then quarterly thereafter for 12 quarters, or pursuant to another vesting schedule as approved by the Board and set forth in the option agreement. Stock options have a maximum term of ten years from the date of grant. The aggregate intrinsic value is the fair market value on the reporting date less the exercise price for each option. The fair value of each stock option award is estimated on the date of the grant using the Black-Scholes option-pricing model. For options granted during the nine months ended September 30, 2025 and 2024, respectively, the weighted average estimated fair value using the Black-Scholes option pricing model was $0.81 and $1.49 per option, respectively.

Stock Options

Stock option activity under the Plan was as follows:

	Number of Options	Weighted- Average Exercise Price per Share	Weighted- Average Remaining Contractual Term (years)
Outstanding at December 31, 2024	3,790,702	$1.04	5.98
Granted	2,596,137	0.66
Exercised	(15,006)	-
Forfeited / Expired	(140,307)	2.64
Outstanding at September 30, 2025	6,231,526	2.47	9.03
Exercisable at September 30, 2025	3,766,429	$3.64	8.45

On September 29, 2025, the compensation committee of the Board of Directors approved equity awards to certain Named Executive Officers (“NEO”), employees, and consultants in the form of options to purchase 2,375,000 shares of the Company’s common stock (the “September 2025 Grants”), subject to (i) with respect to September 2025 Grants to the NEOs and other officers of the Company, to the Company’s performance and time vesting schedules and (ii) with respect to September 2025 Grant to non-NEO officer employees and consultants, time vesting schedules. In addition, no portion of the September 2025 Grants may be exercised unless both (A) the Company’s stockholders approve the September 2025 Grants or approval of an amendment to increase the number of shares under the 2024 Plan to a sufficient number of shares such that the full number of shares underlying the September 2025 Grants may be delivered from the Plan’s share reserve and (B) the Company files a Form S-8 with the SEC to register the shares subject to the September 2025 Grants, and if either (A) or (B) is not satisfied, the September 2025 Grants may be fully unwound and cancelled.

The fair value of each stock option granted is estimated using the Black-Scholes option-pricing model using the single-option award approach. The range of weighted average assumptions used to calculate the fair value of the options granted during the nine months ended September 30, 2025, were as follows:

September 30, 2025
Stock Price	$0.66-1.34
Expected term (years)	4.2-5.0
Volatility	75%
Risk-Free Rate	3.74-3.84%

Stock compensation expense related to the common stock options outstanding for the nine months ended September 30, 2025 and 2024, was $203,616 and $394,234, respectively, which is included in general and administrative expenses in the Company’s condensed consolidated statements of operations and comprehensive income (loss). Total unrecognized expense related to unvested options outstanding as of September 30, 2025, was $1,082,949, which will be recognized over a weighted average period of 3.9 years.

Restricted Stock Units

RSU activity under the Plan was as follows:

	Number of RSUs	Weighted- Average Grant Date Fair Value
Unvested at December 31, 2024	-	$-
Granted	695,034	1.60
Vested	(91.454)	1.60
Forfeited	(3,580)	1.60
Unvested at September 30, 2025	600,000	$1.60

Stock compensation expense related to the RSUs for the nine months ended September 30, 2025 was $555,507 which is included in general and administrative expenses in the Company’s condensed consolidated statements of operations and comprehensive loss. There were no RSUs granted during the nine months ended September 30, 2024. Total unrecognized expense related to unvested RSUs as of September 30, 2025, was $550,820 which will be recognized over a weighted average period of 0.58 years.

10 - STOCK INCENTIVE PLANS

In September 2014, the Private Veea’s Board of Directors adopted the Max2 Inc. Equity Incentive Plan (“2014 Plan”). Upon adoption of the 2014 Plan, the aggregate number of shares of common stock reserved for awards under the Plan were 1,250,000. In September 2018, Private Veea’s Board of Directors adopted the Veea Inc. 2018 Equity Incentive Plan (“2018 Plan” and collectively with the 2014 Plan, the “Private Veea Plans”). Upon adoption of the 2018 Plan, 4,900,000 shares of the Company’s common stock were reserved for the issuance of incentive awards. In January 2021, the 2018 Plan was amended to increase the total number of authorized shares reserved for issuance to 12,492,910. Under the Private Veea Plans, option awards were generally granted with an exercise price equal to the fair market value of the Company’s stock at the date of grant; those option awards generally vested with a range of one to four years of continuous service and had ten-year contractual terms. Certain option awards provided for accelerated vesting if there was a change in control, as defined in the Private Veea Plans. The Private Veea Plans also permitted the granting of restricted stock and other stock-based awards. Unexercised options were cancelled upon termination of employment and became available for reissuance under the Private Veea Plans.

On June 4, 2024, the stockholders of the Company approved the Veea Inc. 2024 Incentive Award Plan (the “2024 Incentive Plan”, collectively with the Private Veea Plans, the “Plans”), which became effective upon the Closing. The Company initially reserved 4,460,437 shares of common stock for the issuance of awards under the 2024 Incentive Plan (“Initial Limit”). The Initial Limit represents 10% of the aggregate number of shares of the Company’s common stock outstanding immediately after the Closing plus the number of shares of common stock issuable under the 2014 Plan and the 2016 Plan and is subject to increase each year over a ten-year period. The 2024 Incentive Plan provides for the grant of stock options, which may be ISOs or non-statutory stock options (“NSOs”), stock appreciation rights (“SARs”), restricted shares, restricted stock units and other stock or cash-based awards that the Administrator determines are consistent with the purpose of the 2024 Incentive Plan. As of December 31, 2024, the Company had approximately 213,000 shares available for grant.

On June 4, 2024, the stockholders of the Company approved Veea Inc. 2024 Employee Stock Purchase Plan (the “ESPP”), which become effective upon the Closing. An aggregate of 1,070,603 shares of the Company’s Common Stock has been reserved for issuance or transfer pursuant to rights granted under the ESPP (“Aggregate Number”). The Aggregate Number represents 3% of the aggregate number of shares of the Company’s common stock outstanding immediately after the Closing and is subject to increase each year over a ten-year period. The ESPP provides eligible employees with an opportunity to purchase common stock from the Company at a discount through accumulated payroll deductions. The ESPP will be implemented through a series of offerings of purchase rights to eligible employees. Under the ESPP, the Company’s Board of Directors may specify offerings but generally provides for a duration of 12 months. The purchase price will be specified pursuant to the offering, but cannot, under the terms of the ESPP, be less than 85% of the lower of the fair market value per share of the Company’s common stock on either the offering date or on the purchase date. As of December 31, 2024, there have not yet been any offering periods available to purchase common stock under the ESPP.

In connection with the Business Combination, each Private Veea option that was outstanding immediate prior to Closing, whether vested or unvested, was exchanged for a stock option under the 2024 Plan (each an “Exchanged Option”) to acquire a number of shares of common stock equal to the product of (i) the number of shares of Private Veea’s common stock subject to such Private Veea option immediately prior to the Business Combination and (ii) the Exchange Ratio, at an exercise price per share equal to (A) the exercise price per share of such Private Veea option immediately prior to the consummation of the Business Combination, divided by (B) the Exchange Ratio. Following the Business Combination, each Exchanged Option will continue to be governed by the same terms and conditions (including vesting and exercisability terms) as were applicable to the corresponding former Private Veea option immediately prior to the consummation of the Business Combination. Unvested Private Veea options did not accelerate nor vest on the consummation of the Business Combination. All stock option activity was retroactively restated to reflect the effect of the Exchange Ratio. Generally, stock options vest 25% on the first anniversary of the vesting commencement date and then quarterly thereafter for 12 quarters, or pursuant to another vesting schedule as approved by the Board and set forth in the option agreement. Stock options have a maximum term of ten years from the date of grant.

Option Activity

Stock option activity under the Plan was as follows for the year ended December 31, 2024:

	Number of Options	Weighted- Average Exercise Price per Share	Weighted- Average Remaining Contractual Term (years)
Outstanding at December 31, 2023, recasted	1,202,724	$0.55	5.85
Granted	3,063,139	1.78	-
Exercised	(60,454)	-	-
Forfeited	(9,127)	0.54	-
Outstanding at December 31, 2024	4,196,282	1.04	5.98
Exercisable at December 31, 2024	4,145,552

The aggregate intrinsic value is the fair market value on the reporting date less the exercise price for each option.

The fair value of each stock option award is estimated on the date of the grant using the Black-Scholes option-pricing model. For options granted during the year ended December 31, 2024 and December 31, 2023, the weighted average estimated fair value using the Black-Scholes option pricing model was $1.49 and $0.46 per option, respectively.

Stock compensation expense related to the common stock options outstanding for the years ended December 31, 2024 and 2023, was approximately $5.5 million and $0.5 million, respectively, which is included in general and administrative expense, net in the Company’s consolidated statements of operations. Total unrecognized expense related to unvested options outstanding as of December 31, 2024, was approximately $161,000 which will be recognized over a weighted average period of 1.70 years.

The Company estimates the fair value of each stock option award on the grant date using the Black-Scholes option-pricing model. The assumptions used to calculate the fair value of the options granted during the years ended December 31, 2024 are as follows:

December 31, 2024
Stock Price	$3.89
Expected term (years)	2.0
Volatility	75.0%
Risk-Free Rate	4.25%

Restricted Stock Unit Activity

Restricted stock unit activity under the Plan was as follows for the year ended December 31, 2024:

	Number of units	Weighted- Average Grant Date Fair Value per Unit

Outstanding at September 12, 2024	-	$-
RSUs granted	405,580	3.08
Vested	(405,580)	3.08
Outstanding at December 31, 2024	-	-

The Company recorded stock-based compensation expense of $1,250,000 related to the RSUs granted during the year ended December 31, 2024. There were no RSUs granted during the year ended December 31, 2023. The grant date fair value of the RSUs granted in 2024 was calculated based on the average closing price of the Company’s common stock for the ten-day period prior to the grant date.